UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

Principal SmallCap Class I

Exchange Ticker Symbol:

PSLIX

CUSIP:

74253Q564

Shareholder Meeting Date:

April 26, 2023

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors	For	Issuer	For	With
2

Approve the ability of Principal Global Investors, LLC to enter into and/or materially amend sub-advisory agreements with all sub-advisors, regardless of the degree of affiliation, as described in the proposal, on behalf of the Fund without obtaining shareholder approval.

		For	Issuer	For	With

MH Elite Fund of Funds

Centre American Select Equity Class I

Exchange Ticker Symbol:

DHANX

CUSIP:

156287203

Shareholder Meeting Date:

February 28, 2023

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory agreement (the ‘New Agreement’) between the Trust, on behalf of each Fund and Centre Asset Management, LLC, (‘Centre’), the Funds’ current investment adviser.	For	Issuer	For	With

MH Elite Fund of Funds (continued)

Principal Blue Chip Class I

Exchange Ticker Symbol:

PBCKX

CUSIP:

74255L589

Shareholder Meeting Date:

April 26, 2023

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors	For	Issuer	For	With

Approve the ability of Principal Global Investors, LLC to enter into and/or materially amend sub-advisory agreements with all sub-advisors, regardless of the degree of affiliation, as described in the proposal, on behalf of the Fund without obtaining shareholder approval.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 16, 2023

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